Fixed assets (Schedule of Fixed Assets) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance		€ 87,220
Balance		114,389	€ 87,220
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		102,784
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		117,135	103,252
Additions		74,343	13,883
Disposals		(68,908)
Effect of changes in exchange rates		1
Balance		122,571	117,135
Gross carrying amount [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		98,289	87,922
Additions	[1]	73,402	10,367
Disposals	[1]	(68,908)
Effect of changes in exchange rates		1
Balance		102,784	98,289
Gross carrying amount [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		18,656	15,157
Additions		932	3,499
Disposals
Effect of changes in exchange rates
Balance		19,588	18,656
Gross carrying amount [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		138	121
Additions		9	17
Disposals
Effect of changes in exchange rates
Balance		147	138
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		52	52
Additions
Disposals
Effect of changes in exchange rates
Balance		52	52
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		29,915	24,415
Depreciation for the year		5,744	5,500
Disposals		(27,477)
Balance		8,182	29,915
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		28,550	24,154
Depreciation for the year		4,383	4,396
Disposals	[1]	(27,477)
Balance		5,456	28,550
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,192	111
Depreciation for the year		1,353	1,081
Disposals
Balance		2,545	1,192
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		121	98
Depreciation for the year		8	23
Disposals
Balance		129	121
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		52	52
Depreciation for the year
Disposals
Balance		52	52
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		87,220	78,837
Balance		114,389	87,220
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		69,739	63,768
Balance		97,328	69,739
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		17,464	15,046
Balance		17,043	17,464
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		17	23
Balance		18	17
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance

[1]	See Note 6C